Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 130,851	$ 128,505
Accumulated depreciation and amortization	(97,824)	(94,093)
Total	33,027	34,412
Depreciation and amortization expense	4,200	4,000	$ 4,000
Occupancy expense of the Bank's premises included rental expense	8,128	8,044	$ 7,808
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,443	2,414
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	36,327	36,077
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	58,163	56,317
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 33,918	$ 33,697